TRANSAMERICA ETF TRUST

Supplement to the Currently Effective Prospectus and Statement of Additional Information, as supplemented

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Effective immediately, the following information will supplement and supersede any contrary information contained in the Prospectus and Statement of Additional Information concerning the Funds:

The “Securities Lending” risk in the sub-section titled “Certain Additional Risks” in the “More on Risks of Investing in the Funds” section of the Prospectus is replaced in its entirety with the following:

Securities Lending: Each fund may lend securities to other financial institutions that provide cash or U.S. government or agency securities as collateral. When a fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the fund will also receive a fee or interest on the collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a fund may lose money and there may be a delay in recovering the loaned securities. A fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for a fund.

The first paragraph beneath the title “Lending” in the sub-section titled “Additional Information” in the “Additional Information Regarding Investment Practices” section of the Statement of Additional Information is replaced in its entirety with the following:

Lending

Consistent with applicable regulatory requirements and the limitations as set forth in each fund’s investment restrictions and policies, the fund may lend portfolio securities to brokers, dealers and other financial organizations meeting capital and other credit requirements or other criteria established by the Board. Loans of securities will be secured continuously by collateral in cash or U.S. government or agency securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received by a fund will be invested in high quality short-term instruments, or in one or more funds maintained by the lending agent for the purpose of investing cash collateral. During the term of the loan, a fund will continue to have investment risk with respect to the security loaned, as well as risk with respect to the investment of the cash collateral. Either party has the right to terminate a loan at any time on customary industry settlement notice (which will not usually exceed three business days). During the existence of a loan, a fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and, with respect to cash collateral, will receive any income generated by the fund’s investment of the collateral (subject to a rebate payable to the borrower and a percentage of the income payable to the lending agent). Where the borrower provides a fund with collateral other than cash, the borrower is also obligated to pay the fund a fee for use of the borrowed securities. A fund does not have the right to vote any securities having voting rights during the existence of the loan, but would retain the right to call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. In addition, a fund could suffer loss if the loan terminates and the fund is forced to liquidate investments at a loss in order to return the cash collateral to the buyer.

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The following replaces the corresponding information in the sub-section titled “Board Members and Officers” in the “Management of the Trust” section of the Statement of Additional Information:

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships Held By Board Member
INTERESTED BOARD MEMBERS
Marijn P. Smit (44)	Chairman of the Board, President and Chief Executive Officer	Since 2017	Chairman of the Board, President and Chief Executive Officer, TF, TST and TAAVF (2014 – present);
Chairman of the Board, President and Chief Executive Officer, TET (2017 – present);
Chairman of the Board, President and Chief Executive Officer, Transamerica Partners Portfolio (“TPP”), Transamerica Partners Funds Group (“TPFG”) and Transamerica Partners Funds Group II (“TPFG II”) (2014 – 2018);
Chairman of the Board, President and Chief Executive Officer, Transamerica Income Shares, Inc. (“TIS”) (2014 – 2015);
Director, Chairman of the Board, President and Chief Executive Officer, Transamerica Asset Management, Inc. (“TAM”) and Transamerica Fund Services, Inc. (“TFS”) (2014 – present);
President, Investment Solutions, Transamerica Investments & Retirement (2014 – 2016);
			Vice President,	135	Director, Massachusetts Fidelity Trust Company (2014 - present); Director, Aegon Global Funds (2016-present); Director – Akaan Aegon, S.A.P.I. de C.V. (financial services joint venture in Mexico) (2017-present).

Transamerica Premier Life Insurance Company (2010 – 2016);
Vice President, Transamerica Life Insurance Company (2010 – present);
Senior Vice President, Transamerica Financial Life Insurance Company (2013 – 2016);
Senior Vice President, Transamerica Retirement Advisors, Inc. (2013 – 2016);
Senior Vice President, Transamerica Retirement Solutions Corporation (2012 – present); and
			President and Director, Transamerica Stable Value Solutions, Inc. (2010 – 2016).

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships Held By Board Member
INDEPENDENT BOARD MEMBERS
James S. Parsons (61)	Trustee	Since 2017	Retired 2009	5	Director, Velocity Shares (2011-2014)

Francis J. Enderle (53)	Trustee	Since 2017	Consultant, Lattice Strategies/Hartford Funds (2014 – present)	5	Chair, BlackRock Canada Independent Review Committee (2010 – 2017); Director, WineInStyle (Japan) (2006 – 2017)

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Each Board Member shall hold office until: 1) his or her successor is elected and qualified or 2) he or she resigns, retires or his or her term as a Board Member is terminated in accordance with the Trust’s Declaration of Trust.

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The following replaces the corresponding information in the sub-section titled “Trustee Ownership of Equity Securities” in the “Management of the Trust” section of the Statement of Additional Information:

The tables below gives the dollar range of shares of each fund, as well as the aggregate dollar range of shares of all funds/portfolios in the Transamerica Fund Family, owned by each current Trustee as of June 30, 2018.

Fund	Marijn P. Smit	James S. Parsons	Francis J. Enderle
DeltaShares S&P 400 Managed Risk ETF	$1 - $10,000	None	None
DeltaShares S&P 500 Managed Risk ETF	$1 - $10,000	Over $100,000	None
DeltaShares S&P 600 Managed Risk ETF	$1 - $10,000	Over $100,000	None
DeltaShares S&P International Managed Risk ETF	$1 - $10,000	$10,001 - $50,000	None
DeltaShares S&P Emerging Plus & Managed Risk ETF	None	None	None

Transamerica Fund Family

Trustee	Aggregate Dollar Range of Equity Securities
Interested Trustees
Marijn P. Smit	Over $100,000
Independent Trustees
James S. Parsons	Over $100,000
Francis J. Enderle	None

As of June 30, 2018, none of the Independent Board Members or their immediate family members owned beneficially or of record any securities of the Investment Manager, sub-adviser or Distributor of the funds, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Investment Manager, sub-adviser or Distributor of the funds.

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Investors Should Retain this Supplement for Future Reference

August 31, 2018